Profit and Loss Information - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018
Profit And Loss Information
Interest expense on external borrowings	$ (1,353)	$ (1,879)
Interest expense on shareholder loans	(1,062)	(1,292)
Interest expense on convertible notes	186	(1,605)
Amortisation on loan set up costs	(225)	(251)
Finance costs	(2,454)	(5,027)
Fair value gain on foreign exchange contracts	2,306	1,600
Net foreign exchange gains/(losses)	1,228	(2,534)
Impairment of goodwill	(3,399)
Impairment of brand	(696)
Impairment of software	(64)
Other (gains)/losses	(625)	(934)
Brand transition expenses	(199)
Onerous contracts		265
Restructure expenses	(526)	(43)
Transaction expenses	(4,432)	(1,334)
Brand transition, restructure and transaction cost	$ (5,157)	$ (1,112)